Employee Benefit Plans and Postretirement Benefits - Changes in Level 3 Plan Assets (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets			$ 2,248
Transfers in and/or out of level 3	$ (550)	$ (451)
Ending plan assets			1,952	$ 2,248
Level 3
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets			171
Ending plan assets			200	171
Level 3 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets			171	152
Actual return on plan assets relating to assets still held at reporting date			8	12
Purchases			8	8
Settlements			(5)	(3)
Transfers in and/or out of level 3			0	0
Currency impact			18	2
Ending plan assets			$ 200	$ 171